Organization and principal activities - Schedule of principal subsidiaries and VIEs (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Wuhan Douyu Education Consulting Co., Ltd.[Member]
Date of incorporation/ establishment	Nov. 09, 2016
Place of incorporation/ establishment		Wuhan
Percentage of direct/indirect ownership		100.00%
Wuhan Yuwan Culture Media Co., Ltd.[Member]
Date of incorporation/ establishment	Jun. 28, 2016
Place of incorporation/ establishment		Wuhan
Percentage of direct/indirect ownership		100.00%
Wuhan Yuxing Tianxia Culture Media Co., Ltd.[Member]
Date of incorporation/ establishment	Jun. 24, 2016
Place of incorporation/ establishment		Wuhan
Percentage of direct/indirect ownership		100.00%
Wuhan Yuyin Raoliang Culture Co., Ltd.[Member]
Date of incorporation/ establishment	Jun. 23, 2016
Place of incorporation/ establishment		Wuhan
Percentage of direct/indirect ownership		100.00%
Wuhan Yu Leyou Internet Technology Co., Ltd.[Member]
Date of incorporation/ establishment	Nov. 09, 2016
Place of incorporation/ establishment		Wuhan
Percentage of direct/indirect ownership		100.00%
Wuhan Xiaoyu Chuhai Internet Technology Co., Ltd.[Member]
Date of incorporation/ establishment	Jan. 05, 2017
Place of incorporation/ establishment		Wuhan
Percentage of direct/indirect ownership		100.00%
Wuhan Douyu Yule Internet Technology Co., Ltd. ("Wuhan Yule") [Member]
Date of incorporation/ establishment	Apr. 02, 2018
Place of incorporation/ establishment		Wuhan
Percentage of direct/indirect ownership		100.00%
DouYu Network Inc [Member]
Date of incorporation/ establishment	Jan. 12, 2018
Place of incorporation/ establishment		The BritishVirgin Islands
Percentage of direct/indirect ownership		100.00%
Douyu Hongkong Limited [Member]
Date of incorporation/ establishment	Jan. 24, 2018
Place of incorporation/ establishment		Hong Kong
Percentage of direct/indirect ownership		100.00%
Gogo Global Holding Limited [Member]
Date of incorporation/ establishment	Oct. 08, 2018
Place of incorporation/ establishment		Cayman
Percentage of direct/indirect ownership		71.06%
Wuhan Ouyue Online TV Co., Ltd.[Member]
Date of incorporation/ establishment	Feb. 03, 2016
Place of incorporation/ establishment		Wuhan
Percentage f direct/indirect ownership (VIEs)		100.00%
Wuhan Douyu Network Technology Co., Ltd.[Member]
Date of incorporation/ establishment	May 08, 2015
Place of incorporation/ establishment		Wuhan
Percentage f direct/indirect ownership (VIEs)		100.00%